RECENT ACCOUNTING PRONOUNCEMENTS (Tables)	3 Months Ended
Mar. 31, 2018
Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following summarizes the impact of this adoption on our previously reported amounts:

	Three months ended March 31,	Twelve months ended December 31,
	2017	2017	2016	2015
Restricted cash - Beginning balance	$3	$3	$1	$2
Restricted cash - Ending balance	4	2	3	1
Change - Other non-current assets and liabilities, net within condensed consolidated statements of cash flow	$1	$(1)	$2	$(1)

Accounting Standards Update 2017-07
New Accounting Pronouncements or Change in Accounting Principle
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following summarizes the impact of this adoption on our previously reported amounts:

	Three months ended March 31,	Year ended December 31,
(in millions)	2017	2017	2016	2015	2014	2013
General and administrative
Reported	$31	$123	$239	$145	$115	$149
Adjustment	—	(2)	(5)	(5)	(2)	(3)
Adjusted	$31	$121	$234	$140	$113	$146
Other (income) and expenses — net
Reported	$1	$2	$3	$1	$4	$6
Adjustment	—	2	5	5	2	3
Adjusted	$1	$4	$8	$6	$6	$9